PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Government institutions	$ 88	$ 206
Prepaid expenses	260	470
Deposits	8	13
Other assets	223	150
Prepaid expenses and other current assets	$ 579	$ 839